SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS’ EQUITY

11.	SHAREHOLDERS’ EQUITY

The Company has 1,000,000 shares authorized for preferred stock, with 0 outstanding during the year ended December 31, 2021 and 2020.

The Company also has 70,000,000 shares authorized for common stock, with 54,087,903 outstanding during the year December 31, 2021 and 2020.